Fair Value Measurements (Level 3 Assest Non Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	2,367,460	$ 676,762
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	2,207,757	568,301
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	159,703	108,461
Flight Equipment Held For Operating Leases [Member] | Level 3 [Member] | Income Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	95,000
Minimum [Member] | Flight Equipment Held For Operating Leases [Member] | Level 3 [Member] | Income Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	6.00%
Fair value unobservable input remaining holding period	1 year
Fair value unobservable input present value of non contractual cash flows	37.00%
Maximum [Member] | Flight Equipment Held For Operating Leases [Member] | Level 3 [Member] | Income Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	10.00%
Fair value unobservable input remaining holding period	10 years
Fair value unobservable input present value of non contractual cash flows	100.00%
Weighted Average [Member] | Flight Equipment Held For Operating Leases [Member] | Level 3 [Member] | Income Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	8.50%
Fair value unobservable input remaining holding period	4 years
Fair value unobservable input present value of non contractual cash flows	83.00%